Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 9,328
2024	9,328
2025	9,328
2026	9,328
2027	9,328
2028 and thereafter	123,601
Total	$ 170,241